Associated companies (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Net income statement effect	$ (9)	$ 15,339	$ 673
Cumulative currency translation effects
Disclosure of associates [line items]
Cumulative currency translation gains/losses recycled through income statement	$ 13	3,200	0
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income		815	913
Prior year adjustment		40	(64)
Amortization of fair value adjustments relating to intangible assets		(70)	(172)
Gain on divestment		14,556
Net income statement effect		15,341	677
Amortization of fair value adjustments relating to intangible assets tax		$ 10	$ 26